Financial Assets and Liabilities - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Jun. 30, 2020	Sep. 30, 2019	Jun. 30, 2019
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	$ 108,123	$ 129,328	$ 34,536	$ 50,426
Trade & other receivables	2,446	1,574
Financial assets at fair value through other comprehensive income	1,952	1,871
Other non-current assets	3,334	3,311
Financial assets, Total	115,855	136,084
Trade and other payables	27,602	24,972
Borrowings	90,991	89,478
Contingent consideration	29,875	45,166
Financial liabilities, Total	148,468	159,616
Liabilities at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Trade and other payables	27,602	24,972
Borrowings	90,991	89,478
Financial liabilities, Total	118,593	114,450
Liabilities at FVTPL
Disclosure Of Financial Assets And Liabilities [Line Items]
Contingent consideration	29,875	45,166
Financial liabilities, Total	29,875	45,166
Assets at Amortized Cost
Disclosure Of Financial Assets And Liabilities [Line Items]
Cash & cash equivalents	108,123	129,328
Trade & other receivables	2,446	1,574
Other non-current assets	3,334	3,311
Financial assets, Total	113,903	134,213
Assets at FVOCI
Disclosure Of Financial Assets And Liabilities [Line Items]
Financial assets at fair value through other comprehensive income	1,952	1,871
Financial assets, Total	$ 1,952	$ 1,871